MFS® INVESTMENT MANAGEMENT
111 Huntington Avenue, Boston, Massachusetts  02199
617 - 954-5000

December 14, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Variable Insurance Trust III (the “Trust”, formerly Sun Capital Advisers Trust®) (File Nos. 333-59093 and 811-08879), on Behalf of MFS® Blended Research Small Cap Equity Portfolio (formerly SCSM BlackRock Small Cap Index Fund), MFS® Conservative Allocation Portfolio (formerly SCSM Ibbotson Conservative Fund), MFS® Global Real Estate Portfolio (formerly Sun Capital Global Real Estate Fund), MFS® Growth Allocation Portfolio (formerly SCSM Ibbotson Growth Fund), MFS® Inflation-Adjusted Bond Portfolio (formerly SCSM BlackRock Inflation Protected Bond Fund), MFS® Limited Maturity Portfolio (formerly SCSM Goldman Sachs Short Duration Fund), MFS® Mid Cap Value Portfolio (formerly SCSM Goldman Sachs Mid Cap Value Fund), MFS® Moderate Allocation Portfolio (formerly SCSM Ibbotson Balanced Fund) and MFS® New Discovery Value Portfolio (formerly SCSM Columbia Small Cap Value Fund) (the “Funds”); Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No 35 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 7, 2012.

Please call the undersigned at (617) 954-4340 or David Harris at (617) 954-4417 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

SAP/bjn